Mutual of Omaha Companies
                                                    Mutual of Omaha Plaza, 3-Law
                                                     Omaha, Nebraska  68175-1008

May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 497(j) Certification

        Unit Investment Trust: Companion Life Separate Account C
        Depositor:             Companion Life Insurance Company
        Registration:          Post-Effective Amendment to Form N-4,
                               1933 Act Registration No. 333-98062
        Rule 485(b) Effective Date: May 1, 2000

Dear Commissioners:

The  undersigned,  on behalf of the  Depositor and pursuant to Rule 497(j) under
the  Securities  Act  of  1933,  does  hereby  certify,   with  respect  to  the
above-captioned registration, that:

1. The text of the amendment was filed electronically with the Securities and Exchange Commission on April 26, 2000; and

2. The form of the Prospectus and Statement of Additional Information that would have been filed by the Depositor pursuant to Rule 497(c) in respect of the Registration would not have differed from those contained in the Registration filed electronically as described above.

IN WITNESS WHEREOF, the undersigned has executed this Certification pursuant to Rule 497(j) on May 5, 2000.

Sincerely,

/s/ Thomas J. McCusker

Thomas J. McCusker
Companion Life Insurance Company
Mutual of Omaha Plaza
Omaha, NE 68175-1008
Telephone:     402-351-5845
Fax:           402-351-4444